As filed with the Securities and Exchange Commission on May 25, 2018

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 418	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 420	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

345 Park Avenue

New York, New York 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-0238

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 1, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 401 to its Registration Statement until June 1, 2018. Parts A, B and C of Registrant’s Post-Effective Amendment No. 401 under the Securities Act of 1933 and Amendment No. 403 under the Investment Company Act of 1940, filed on January 19, 2018 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 25th day of May, 2018.

DBX ETF Trust

By:	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

	SIGNATURE	CAPACITY	DATE
/s/ Stephen R. Byers*
	Stephen R. Byers	Trustee and Chairman	May 25, 2018

/s/ George O. Elston*
	George O. Elston	Trustee	May 25, 2018

/s/ Michael Gilligan
	Michael Gilligan	Trustee, Treasurer, Chief Financial Officer and Controller	May 25, 2018

/s/ Freddi Klassen
	Freddi Klassen	President and Chief Executive Officer	May 25, 2018

/s/ J. David Officer*
	J. David Officer	Trustee	May 25, 2018

*By:	/s/ Freddi Klassen		May 25, 2018
Freddi Klassen (attorney-in-fact)